Contingent Liabilities, Commitments and Concessions	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities, commitments and concessions [Abstract]
Contingent Liabilities, Commitments and Concessions
Note 19 – Contingent Liabilities, Commitments and Concessions

A.	Claims

OPC

a.	OPC Rotem – Tamar

In July 2013, the EA published four generation component tariffs/power cost indicators, ranging from NIS 386 per megawatt hour, or MWh, to NIS 333.2 per MWh, instead of the single tariff that had previously been used. In January 2015, the EA published new tariffs, which reduced the tariff rates by approximately 10%. In connection with the indexation of their natural gas price formula for OPC’s gas supply agreement with the Tamar Partner, OPC and the Tamar Partners disagreed as to which of the EA’s July 2013 tariffs applied to the Tamar’s supply agreement and have a similar disagreement with respect to the tariffs published in January 2015. On February 2, 2017, OPC received a letter from Tamar's attorney claiming a debt of $24.6 million (including accrued interest) and requesting that such amount be deposited in escrow pursuant to the GSPA.

On June 21, 2017, the Tamar Partners filed a request for arbitration against OPC Rotem in accordance with the gas supply agreement. On July 20, 2017, OPC Rotem submitted its response to such request, rejecting the arguments of Tamar Partners and requesting (i) that it be determined that the relevant tariff in connection with the price of gas for the period in dispute is NIS 333.2 per MWh; (ii) that the amount deposited in escrow, plus the gains accrued thereon, should be released immediately; and (iii) that Tamar Partners bear OPC Rotem’s arbitration expenses.

In February 2018, Tamar Partners filed a detailed statement of claim in which they repeated the abovementioned contentions. In addition, an alternative claim was raised. OPC Rotem rejects the contentions of Tamar Partners and, in June 2018, OPC Rotem filed a detailed statement of defence wherein it rejected the contentions. In October 2018 a statement of response was filed by Tamar Partners and in December 2018 OPC Rotem filed its final reply. Subsequent to the date of the report, in February 2019, a hearing was held.  The arbitration decision has not yet been rendered and is expected to be issued no later than the second half of 2019.

As at December 31, 2018, OPC Rotem believes that it is more likely than not that its position will be accepted and, accordingly, no provision has been recognized in the financial statements in respect of this claim.

b.	ORL Claim

In November 2017, a request was filed with the Tel Aviv-Jaffa District Court to approve a derivative claim on behalf of Oil Refineries Ltd. ("ORL"). The request is based on the petitioner's contention that the undertaking in the electricity purchase transaction between ORL and OPC-Rotem is an extraordinary interested party transaction that did not receive the approval of the general assembly of ORL shareholders on the relevant dates. The respondents to the request include ORL, Rotem, the Israel Corporation Ltd. and the members of ORL's Board of Directors at the time of entering into the electricity purchase transaction. The requested remedies include remedies such as a "do" order and financial remedies.

The subject of the request is the gas purchase transactions of ORL, Israel Chemicals Ltd., OPC Rotem and OPC Hadera (hereinafter - the "Group Companies"), including their inter-company aspects, including: (1) a transaction of the Group Companies for the purchase of natural gas from Tamar Partners; and (2) transactions of the Group Companies for the purchase of natural gas from Energean.

As for the transaction with Energean, the plaintiff contends that beyond the Group's transaction with a third party (i.e., Energean), a transaction is required among the Group Companies themselves regarding the distribution of the economic benefits achieved in the joint negotiations in a manner that suits the purchasing and bargaining power of each of the group companies.

The plaintiff contends that the alleged absence of such an inter-company transaction (or the alleged absence of a proper procedure regarding the distribution of the benefit) discriminates against ORL (the inter-company dimension is not at market conditions) and ORL does not receive its share in the economic benefits due to its large purchasing power and its contribution to the negotiations with Energean (inter alia, in view of the fact that the transaction was made at similar prices for the Group Companies).

The main remedies for which the plaintiff is petitioning in relation to the Energean deal are a number of declarative and financial measures, and inter alia, an inter-company process that will reflect the differences in purchasing power between the companies.

With respect to the Tamar transaction, the petitioner claims that the Tamar transaction was not approved by ORL as required and additional claims regarding this transaction, including the question of its being beneficial to ORL and at market conditions; with respect to the Tamar transaction, declaratory remedies and compensatory remedies were requested from ORL and/or the refund of the amounts of the benefits that the OPC Hadera and the other parties to the transaction allegedly received, at the expense of ORL, with an additional coefficient petitioned.

In August 2018 the Group Companies submitted their response to the claim filed. The response rejected the contentions appearing in the claim and requested summary dismissal of the claim. A pre-trial hearing has been scheduled for June 2019.

OPC believes, based on advice from its legal advisors, that the claim will not be accepted by the Court and, accordingly, no provision has been included in the financial statements in respect of the claim. Therefore, no provision was included in the financial statements as at December 31, 2018.

B.	Commitments

a.	OPC Rotem

Power Purchase Agreements (PPA)

On November 2, 2009, OPC signed a 20-year power purchase agreement (“the PPA”) with Israel Electric Company Ltd. (“IEC”) to purchase capacity and energy from OPC over a period of twenty (20) years from the commencement date of commercial operation (“COD”) of the plant. The PPA is a “capacity and energy” agreement, meaning, a right of OPC Rotem to provide the plant’s entire production capacity to IEC and to produce electricity in the quantities and on the dates as required by IEC.

PPA with end users

The PPA with IEC provides OPC Rotem with the option to allocate and sell the generated electricity of the power station directly to end users. OPC Rotem has exercised this option and sells all of its energy and capacity directly to end users.

Most of the agreements are for a period of 10 years. The consideration, tariff, are set based on the TAOZ, the generation component of the time-of-use electricity tariff, less a discount from the generation component. Both the TAOZ and the generation component are determined by the Electricity Authority (EA, previously name PUA) and are updated from time to time.

If the consideration is less than a minimum tariff of the generation component, the Company has the right to terminate the agreements.

The agreements guarantee a certain level of availability of the power plant below which, customers are entitled to compensation.

Natural supply gas agreement

On November 25, 2012, OPC Rotem signed an agreement with Noble Energy Mediterranean Ltd., Delek Drilling Limited Partnership, Isramco Negev 2 Limited Partnership, Avner Oil Exploration Limited Partnership and Dor Gas Exploration Limited Partnership ("Tamar Partners") regarding the natural gas supply to the power plant. The agreement shall terminate upon the earlier of: June 2029 or until OPC Rotem has consumed the entire contractual quantity. In addition, each party has the right to extend the period of the agreement for a period of up two additional years under certain conditions or until the date of consuming the total contract quantity, whichever is earlier (the "Tamar Agreement").

The price of the gas is linked to changes in the "Production Cost" Tariff, which is part of the TAOZ, and partially linked to the USD representative exchange rate, and includes "a floor price". According to the Agreement, OPC Rotem shall purchase natural gas with a total contractual quantity of 10.6 BCM (billions of cubic meters). OPC Rotem is under a “take or pay” obligation regarding a certain annual quantity of natural gas based on a mechanism set forth in the Tamar Agreement. The Tamar Agreement contains certain conditions that provide in the future flexibility to reduce the minimum annual quantity.

On December 28, 2015 the agreement received the Israeli Antitrust Authority, ("Authority") approval. The agreement between Tamar and OPC Rotem allows cutting back the supply of gas to OPC Rotem during the "interim period" in the event of gas shortage and gives preference in such scenario to certain customers of Tamar Partners over OPC Rotem.

In December 2016, the EA published its decision regarding an update of the generation component of the TAOZ, which became effective on January 1, 2017, and further reduced the generation component tariff by approximately 0.5% from NIS 265.2 per MWh to NIS 264 per MWh (as opposed to the 8% reduction that was initially proposed in the October 2016 EA draft decision). However, as part of the December 2016 EA decision, TAOZ was also adjusted to reflect a decrease in certain payments made by IPPs to the IEC. As a result of such adjustment, OPC Rotem’s tariffs effectively increased by approximately 2% (despite the 0.5% reduction in the generation component tariff).

On January 8, 2018, the EA published a resolution which entered into force and effect on January 15, 2018, regarding the update of tariffs for 2018 (“2018 Tariff Update”), in which the rate of the production component was raised by 6.7% from NIS 265 per MWh to NIS 281.6 per MWh. As a result of the 2018 Tariff Update, Rotem and Hadera paid a price in 2018 that was higher than the minimum price stipulated in their gas agreements.

In December 2018, the Electricity Authority published a decision that entered into effect, subsequent to the date of the report, on January 1, 2019, regarding update of the tariffs for 2019 (hereinafter – “the 2019 Tariff Update”), whereby the rate of the generation component was raised by 3.3% from NIS 281.6 per MWh to NIS 290.9 per MWh. As a result of the 2019 Tariff Update, Rotem and Hadera is expected to pay a higher price for the natural gas than the minimum price stipulated in its gas agreement.

b.	OPC Hadera

Power and Steam Purchase Agreement (“PSPA”)

On August 10, 2015, OPC Hadera and Hadera Paper entered into two agreements for the supply of electricity and steam to Hadera Paper’s facility:

-	Short Term PSPA - Pursuant this agreement, OPC Hadera will supply steam and electricity until COD of the power plant, which shall be done through the existing energy center.

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Long Term PSPA – Pursuant this agreement, OPC Hadera will supply steam and electricity during the period commencing upon COD of the power plant and for a period of 18 years thereafter. Subsequent to the date of the report, in January 2019, an amendment was signed to this agreement providing that the period will be 25 years from the COD of the power plant.

In consideration for electricity purchased under each of the PSPAs, Hadera Paper will pay an electricity tariff which is based on a certain discount in comparison with the electricity tariffs charged by the Israeli Electric Company Ltd. The steam price paid by Hadera Paper is subject to adjustment based upon Hadera Paper’s annual steam consumption.

Hadera Paper is under a “take or pay” obligation (hereinafter – "the TOP") regarding a certain annual quantity of steam based on a mechanism set forth in the agreements. Under the PSPAs, OPC Hadera is obligated to certain availability with respect to the supply of electricity and steam, which obligation excludes unavailability due to events predominately not in the control of OPC Hadera. In addition, in certain circumstances, OPC Hadera may be subject to penalties in the event of delays in the COD of the power plant. OPC Hadera’s liability is subject to an annual cap, as set out in the agreements.

PPA with end users

As of December 31, 2018, OPC Hadera completed the signing of agreements for the sale of most of the generation capacity of the power plant to end users. The agreements are for a period of 10 years, and under most of the agreements the end user has an early termination right, in accordance with the terms set forth in the agreement with right of refusal of OPC Hadera. The consideration was set based on the TAOZ rate, less a discount from the generation component.

If the consideration is less than the minimum tariff set for the generation component, OPC Hadera has the right to terminate the agreements. In addition, the agreements include compensation in the event of a delay of power plant’s COD and compensation for the unavailability of the power plant below an agreed minimum level.

Gas Sale and Purchase Agreement (“GSPA”)

On November 25, 2012, Rotem signed an agreement with Tamar Partners which, as at the date of the report, consist of Noble Energy Mediterranean Ltd., Delek Drilling Limited Partnership, Isramco Negev 2 Limited Partnership, Dor Gas Exploration Limited Partnership, Everest Infrastructures Limited Partnership and Tamar Petroleum Limited Partnership (hereinafter – “Tamar Partners”), regarding supply of natural gas to the power plant (hereinafter – “the Agreement between Tamar and Rotem”). The Agreement between Tamar and Rotem will remain in effect until the earlier of June 2029 or the date on which Rotem consumes the full contractual quantity. Rotem is to purchase natural gas in an overall maximum quantity of 10.6 BCM (billion cubic meters).

Certain annual quantities in the Agreement between Tamar and Rotem are subject to a “Take‑or‑Pay" obligation (hereinafter – “the TOP”), based on a mechanism set forth in the Agreement. Under the Agreement between Tamar and Rotem, under certain circumstances, where there is a payment for a quantity of natural gas that is not actually consumed or a quantity of gas is purchased above the TOP amount, Rotem may, subject to the restrictions and conditions set forth in the Agreement, accumulate this amount, for a limited time, and use it within the framework of the Agreement. The Agreement includes a mechanism that allows, under certain conditions, assignment of these rights to related parties for quantities that were not used proximate to their expiration date. In addition, Rotem is permitted to sell surplus gas in a secondary sale (with respect to distribution companies, at a rate of up to 15%). In addition, Rotem was granted an option to reduce the contractual daily quantity to a quantity equal to 83% of the average gas consumption in the three years preceding the notice of exercise of this option. The annual contractual quantity will be reduced starting 12 months after the date of such notice, subject to the adjustments set forth in the Tamar Agreement with Rotem (including the TOP). If the annual contractual quantity is decreased, all other contractual quantities set forth in the agreement are to be decreased accordingly. Nevertheless, the TOP is expected to decrease such that the minimum consumption quantity will constitute 50% of the average gas consumption in the three years prior to the notice of exercise of the option. The option is exercisable starting from January 1, 2020, but not later than December 31, 2022. The Supervisor of Restrictive Business Practices (Antitrust) (hereinafter – “the Supervisor”) is authorized to update the notice period in accordance with the circumstances. On December 28, 2015, the Agreement received the Supervisor’s approval.

The Agreement between Tamar and Rotem allows reducing the supply of gas to Rotem during the “interim period” (as detailed below) in the event of gas shortage and gives preference in such a case to certain customers of Tamar Partners over Rotem. Nevertheless,  in April 2017, the Natural Gas Sector Regulations (Maintaining a Natural Gas Sector during an Emergency), 2017, were published, which provide for handling of the gas supply in the event of failure by a gas supplier to supply all of the natural gas out of the relevant field. In general, pursuant to the Regulations, in the event of shortage of natural gas, the available gas will be allocated proportionately among consumers that generate electricity and consumers that do not generate electricity, based on their average consumption, and after deducting gas quantities that are reserved for distribution consumers. It is noted that in extraordinary circumstances of a shortage that has a significant adverse impact on the regular operation of the electricity sector, the Regulations authorize the Minister of Energy to make an exception to the allocation provided in the Regulations, after consulting with the Director of the Natural Gas Authority and the Director of the Electricity Authority.

Without detracting from that stated above, pursuant to the gas sale and purchase agreement (hereinafter – “the GSPA”), Rotem is defined as a “Tier B” customer and accordingly during the “Interim Period”, which according to a statement from Tamar Partners commenced, in April 2015 and will end in September 2020, under certain circumstances, Tamar Partners will not be obligated to supply Rotem’s daily capacity. On the other hand, during the “Interim Period” Rotem is not subject to any TOP obligation.

Pursuant to the agreement, the price is based on a base price in NIS that was determined on the signing date of the agreement, linked to changes in the generation component tariff, which is part of the TAOZ, and in part (30%) to the representative rate of exchange of the U.S. dollar. As a result, increases and decreases in the generation component, as determined by the Electricity Authority, affect Rotem’s cost of sales and its profit margins. In addition, the natural gas price formula set forth in the Agreement between Tamar and Rotem is subject to a minimum price denominated in US dollars. As a result of past reductions in the generation component tariff, Rotem began paying the minimum price in November 2014, and therefore decreases in the generation tariff in February and September 2015 adversely affected Rotem’s profit margins.

In July 2013, the Electricity Authority published four generation component tariff indices, ranging from NIS 333.2 per MWh to NIS 386 per MWh, instead of the single tariff that had previously been used. In January 2015, the Electricity Authority published new tariffs, which reduced the tariff rates by about 10%. A disagreement arose between the parties in connection with the manner of indexing the natural gas price formula with respect to Rotem’s gas supply agreement with the Tamar Partners, namely, which of the Electricity Authority’s July 2013 tariffs applied to Rotem’s supply agreement and, similarly, also with respect to the tariffs published in January 2015 (see Note 19.A.a for further information).

Under the Agreement between Tamar and Rotem, on May 25, 2017 Rotem deposited in escrow the amount of $21,750 thousand (the balance of which includes accrued interest as at December 31, 2018, amounted to NIS 82,046 thousand) until the dispute is finally decided (hereinafter – “the Trust Deposit”).  This amount represents the amount in dispute, excluding the accrued interest.

Israel Natural Gas Lines Ltd. Agreement for the Transmission of Natural Gas

On July 11, 2007, Hadera Paper signed a gas transmission agreement with Israel Natural Gas Lines Ltd. (hereinafter- “INGL”), which was assigned to OPC Hadera on August 10, 2015, in accordance to the SPA. The agreement as amended on June 7, 2013 and March 31, 2015 is extended until July 14, 2018 and governs the transmission of natural gas to the Energy Center. The agreement was further extended and modified by a third amendment on December 28, 2015 which facilitates transmission of natural gas to the power plant, by means of the construction and installation of a new pressure regulation and measurement (PRMS) station, and includes additional commercial terms. The duration of the agreement, as modified by the third amendment, shall be 16 years from an agreed upon “start date” with an option for extension. The “start date” in accordance with the third amendment, will occur within a window of time as stipulated in the agreement. Such window may be postponed due to reasons attributable to changes in specifications of the PRMS or to the land on which the PRMS is to be constructed.

As part of the agreement, OPC Hadera extended to INGL a bank guarantee in the amount of approximately NIS 296 thousand (approximately $85 thousand) linked to the CPI in connection with OPC Hadera's monthly payment commitment pursuant to the agreement, which replaces the original guarantee provided by OPC Hadera.

In addition, OPC Hadera provided a CPI-linked corporate guarantee in an amount equal to NIS 4 million (approximately $1 million) in connection with the undertaking to construct the new PRMS facility for OPC Hadera under the agreement.

IDOM Servicios Integrados

On January 21, 2016, an agreement was signed between OPC Hadera and SerIDOM Servicios Integrados IDOM, S.A.U (hereinafter - “IDOM”), for the design, engineering, procurement and construction of a cogeneration power plant in consideration of approximately $156 million (including additions to the Agreement that were signed at a later date), which is payable on the basis of progress and the achievement of milestones. The agreement contains a mechanism for the compensation of OPC Hadera in the event that IDOM fails to meet its contractual obligations, up to the amounts that are set forth in the agreement. IDOM has provided bank guarantees and a corporate guarantee by its parent company to secure said obligations and OPC Hadera has extended to IDOM a guarantee to secure part of OPC Hadera's liabilities.

In October 2018, an addendum to the construction agreement was signed (in this Section – “the Addendum to the Agreement”) whereby the additional amount Hadara was to pay, in the amount of about €10 million (approximately $11.5 million), in two payments of NIS 21.5 million (approximately $5.7 million) each, was updated such that the second payment was conditioned on construction of the Hadera Power Plant up to February 16, 2019 (a condition that was not fulfilled). Pursuant to the Addendum to the Agreement, a delay in completion of the work reduces the above‑mentioned payment in accordance with a mechanism determined by the parties. In addition, as part of the change order the parties agreed, among other things, to waive past claims. In the Company’s estimation, the commercial operation date of the Hadera Power Plant is expected to be in the third quarter of 2019 – this taking into account the delays that occurred during the construction, including, the timetables for replacement of a faulty component discovered during performance of the construction work, and as stated pursuant to the construction agreement Hadera is entitled to a certain compensation from IDOM in respect of delay in completion of the construction.

General Electric International and GE Global Parts

On June 27, 2016, OPC Hadera entered into a long-term service agreement (hereinafter - “the Service Agreement”) with General Electric International Ltd. (hereinafter - “GEI”) and GE Global Parts & Products GmbH (hereinafter - “GEGPP”), pursuant to which these two companies will provide maintenance treatments for the two gas turbines of GEI, generators and auxiliary facilities of the OPC Hadera Power Plant for a period commencing on the date of commercial operation until the earlier of: (a) the date on which all of the covered units (as defined in the Service Agreement) have reach the end-date of their performance and (b) 25 years from the date of signing the Service Agreement. The cost of the service agreement amounts to $42 million when the consideration will be payable over the term of the Agreement, based on the formula prescribed therein.

The Service Agreement contains a guarantee of reliability and other obligations concerning the performance of the Power Plant and indemnification to OPC Hadera in the event of failure to meet the performance obligations. At the same time, OPC Hadera has undertaken to pay bonuses in the event of improvement in the performance of the plant as a result of the maintenance works, up to a cumulative ceiling for every inspection period. GEI provided its subsidiary with a corporate guarantee of the parent company.

c.	OPC Energy Ltd.

Option agreement with Hadera Paper

On April 5, 2017, OPC Energy signed an option agreement with Hadera Paper, effective from February 9, 2017, concerning the lease of an area of some 68,000 sq.m. in proximity to the Hadera Power Plant. The option period commenced on the date of signing and expires on December 31, 2022. The option period is divided into three periods for which the option fees will be payable: NIS 500 thousand (approximately $144 thousand) for 2017; NIS 1.5 million (approximately $433 thousand) for 2018; and NIS 3 million (approximately $800 thousand) for each of the years 2019 through 2022 (inclusive). Subsequent to the date of the report, in January 2019, an amendment to the option agreement with Hadera Paper was signed whereby it was agreed to extend the option period to 2019, and where the amendment provides that notwithstanding that stated in the original option agreement, the Company is to pay Hadera Paper NIS 2.2 million (approximately $587 thousand) for 2019, and if the Company exercises the option and signs a lease agreement it will pay Hadera Paper on the financial closing date with a financing party with respect to construction of the Hadera Power Plant, an additional amount of NIS 800 thousand (approximately $213 thousand). The amendment to the optionag provides that no other change applies to the option periods in respect of the years 2020–2022 and the payment in respect thereof.

Additionally, OPC Energy is required to notify, at least 90 days prior to the end of each option year, of its intention to extent the option for an additional year. Otherwise, the option will expire at the end of the same year. According to the agreement, the option will expire if the National Infrastructure Committee in the Planning Administration refuses to approve the statutory plan and the Company does not initiate legal proceedings in connection with such refusal. If the option is exercised, the lease agreement to be signed will be for a period of 25 years less one month, commencing from the date of transfer of possession of the leasehold (i.e., the exercise date of the option) or the commencement date of commercial operation, as set forth in the agreement, with an option to extend the undertaking. It is further stipulated that the lease agreement will not include a liability limit and that OPC Energy will bear all fees, taxes and payments that are imposed in respect of the construction of a power plant on the leasehold.

d.	Tzomet Energy Ltd.

Acquisition of Tzomet

On April 6, 2017, OPC Energy (formerly IC Power Israel) entered into a series of agreements to acquire 95% of the shares of Tzomet Energy Ltd. (Tzomet) from Ipswich Holdings Netherlands B.V. (47.5%) and Rapac Energy Ltd. (47.5%), and an agreement with Methy Invest S.A. (Methy) for the waiver of its rights in connection with the shares of Ipswich and Rapac. Tzomet holds the rights to develop a natural gas fired power station at Plugot Junction (Israel) with an estimated capacity of approximately 396 MW, and the land rights and statutory approvals.

The total transaction consideration under the aforesaid agreements is expected to aggregate approximately $24 million, subject to adjustments pertaining to the volume of the Tzomet Project and subject to the payment milestones that are stipulated in the agreement.

On August 7, 2017, OPC Energy received a letter from the Israel Antitrust Authority and the Chairman of the Committee for the Reduction of Concentration (“the Concentration Committee”), addressed to the Electricity Authority, stating that the Concentration Committee recommends not to grant a conditional license for the Tzomet project. Subsequent to the year end, an outline was determined for the expansion of the activities of the group to which OPC belongs (“the Idan Ofer Group”) in the area of generation of electricity from an economy-wide business concentration perspective. See Note 31.3.A.

In March 2018, OPC completed the acquisition of 95% of the shares of Tzomet Energy, although Tzomet still requires the necessary regulatory approvals, the approval for a new conditional licenses for electricity generation of the Electricity Authority and the approval of the Anti-Trust Commissioner.

Subsequent to the date of the report, on January 3, 2019, OPC signed an agreement with the private shareholders in Tzomet, for which a trustee holds 5% of Tzomet’s share capital (hereinafter – “the Sellers”), whereby the Sellers will sell their shares in Tzomet to the Company (hereinafter – “the Sale Agreement” and “Shares Being Sold”, respectively) in increments, on a number of dates and subject to fulfillment of milestones (see 10.A.1.a for further information).

PW Power Systems LLC

In September 2018, Tzomet signed a planning, procurement and construction agreement (hereinafter – “the Agreement”) with PW Power Systems LLC (hereinafter – “the Tzomet Construction Contractor”), for construction of the Tzomet project. The Agreement is a “lump‑sum turnkey” agreement wherein the Tzomet Construction Contractor committed to construct the Tzomet project in accordance with the technical and engineering specifications determined and includes various undertakings of the contractor. In addition, the Tzomet Construction Contractor committed to provide certain maintenance services in connection with the power station’s main equipment for a period of 20 years commencing from the start date of the commercial operation.

Pursuant to the Agreement, the Tzomet Construction Contractor undertook to complete the construction work of the Tzomet project, including the acceptance tests, within a period of about two and a half years from the date of receipt of the work commencement order from OPC (hereinafter – “the Work Commencement Order”), subject to certain circumstances spelled out in the Agreement. The Agreement includes a preliminary “development work” period, which commenced on September 6, 2018 (hereinafter – “the Preliminary Development Work”). The Preliminary Development Work includes, among other things, preliminary planning and receipt of building permits. It is noted that OPC is not required to submit a work commencement order and is permitted to conclude the Agreement in each of its stages, subject to certain circumstances stipulated in the Agreement.

In OPC’s estimation, based on the work specifications, the aggregate consideration that will be paid in the framework of the Agreement is about $300 million, and it will be paid based on the milestones provided therein.

Furthermore, the Agreement includes provisions that are customary in agreements of this type, including commitments for agreed compensation, limited in amount, in a case of non‑compliance with the terms of the Agreement, including with respect to certain guaranteed executions and for non‑compliance with the timetables set, and the like. The Agreement also provides that the Zomet Construction Contractor is to provide guarantees, including a parent company guarantee, as is customary in agreements of this type.

e.	OPC Rotem and OPC Hadera

Energean agreement

On December 6, 2017, OPC Rotem and OPC Hadera signed an agreement with Energean Israel Ltd. (hereinafter - "Energean"), which has holdings in the Karish and Tanin gas reservoirs (hereinafter - "the gas reservoir"), subject to the fulfillment of suspending conditions). The agreements with OPC Rotem and OPC Hadera are separate and independent. According to the terms set forth in the agreements, the total quantity of natural gas that OPC Rotem and OPC Hadera are expected to purchase is about 9 BCM (for OPC Rotem and OPC Hadera together) for the entire supply period (hereinafter - the "Total Contractual Quantity"). The agreement includes, among other things, TOP mechanism under which OPC Rotem and OPC Hadera will undertake to pay for a minimum quantity of natural gas, even if they have not used it.

The agreements include additional provisions and arrangements for the purchase of natural gas, and with regard to maintenance, gas quality, limitation of liability, buyer and seller collateral, assignments and liens, dispute resolution and operational mechanisms.

The agreements are valid for 15 years from the date the agreement comes into effect or until completion of the supply of the total contractual quantity from Energean to each of the subsidiaries (OPC Rotem and OPC Hadera ). According to each of the agreements, if after the elapse of 14 years from the date the agreement comes into effect, the contracting company did not take an amount equal to 90% of the total contractual quantity, subject to advance notice, each party may extend the agreement for an additional period which will begin at the end of 15 years from the date the agreement comes into effect  until the earlier of: (1) completion of consumption of the total contractual quantity; or (2) at the end of 18 years from the date the agreement comes into effect. The agreement includes circumstances under which each party will be entitled to bring the relevant agreement to an end before the end of the contractual period, in case of prolonged non-supply, damage to collateral and more.

As for the consideration, the price of natural gas is based on an agreed formula, linked to the electricity generation component and includes a minimum price. The total financial volume of the agreements may reach $ 1.3 billion (assuming maximum consumption according to the agreements and according to the gas price formula as at the report date), and depends mainly on the electricity generation component and the gas consumption. On January 14, 2018, the agreement was approved by OPC Energy’s shareholders.

OPC Hadera signed an agreement with an unrelated third party for the sale of surplus gas quantities which will be supplied to it pursuant to the agreement with Energean. As the agreements cannot be settled on a net basis and the undertakings were made for the purpose of OPC Hadera’s own independent contractual use, the agreements for the purchase and sale of gas are not within the scope of IFRS 9. Accordingly, the agreements were accounted for as executory contracts.

f.	Inkia Energy Limited

Under the share purchase agreement, our subsidiary Inkia has agreed to indemnify the buyer and its successors, permitted assigns, and affiliates against certain losses arising from a breach of Inkia’s representations and warranties and certain tax matters, subject to certain time and monetary limits depending on the particular indemnity obligation. These indemnification obligations are supported by (a) a three-year pledge of shares of OPC which represent 25% of OPC’s outstanding shares, (b) a deferral of $175 million of the purchase price in the form of a four-year $175 million Deferred Payment Agreement, accruing interest at 8% per year and payable in-kind, and (c) a three-year corporate guarantee from Kenon for all of the Inkia’s indemnification obligations, all of the foregoing periods running from the closing date of December 31, 2017. In December 2018, the indemnification commitment was assigned by Inkia to a fellow wholly owned subsidiary of Kenon.